Document and Entity Information	Jul. 15, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity File Number	000-51446
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0636095
Entity Address, Address Line One	2116 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938
City Area Code	217
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – $0.01 par value
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001304421
Amendment Flag	false